Intangible assets and goodwill - Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	$ 6,976,096	$ 4,295,515
Acquisitions	5,272,477	4,068,634
Adjustments		(1,453,832)
Foreign exchange	34,527	65,779
Goodwill at end of period	12,283,100	6,976,096
VIQ Solutions Pty Ltd. Unit
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	650,001	587,187
Foreign exchange	(37,427)	62,814
Goodwill at end of period	612,574	650,001
Dataworxs Australia Ltd. Unit
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	141,018	138,053
Foreign exchange	486	2,965
Goodwill at end of period	141,504	141,018
Net Transcripts Inc. Unit
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	1,575,511	1,575,511
Goodwill at end of period	1,575,511	1,575,511
Transcription Express Inc. Unit
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	1,516,904	1,516,904
Goodwill at end of period	1,516,904	1,516,904
HomeTech Inc. Unit
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	477,860	477,860
Goodwill at end of period	477,860	477,860
WordZX Pressed Inc. Unit
Disclosure of reconciliation of changes in goodwill [line items]
Acquisitions		1,453,832
Adjustments		(1,453,832)
The Transcription Agency LLP
Disclosure of reconciliation of changes in goodwill [line items]
Acquisitions	763,597
Goodwill at end of period	763,597
Auscript
Disclosure of reconciliation of changes in goodwill [line items]
Acquisitions	4,508,880
Foreign exchange	71,468
Goodwill at end of period	4,580,348
ASC (VIQ Media Transcription)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	2,614,802
Acquisitions		2,614,802
Goodwill at end of period	$ 2,614,802	$ 2,614,802